Borrowings - Summary of Borrowings - Paranthetical (Details)	Jul. 16, 2024 $ / shares	Apr. 01, 2024 USD ($)	Apr. 01, 2024 KRW (₩)	Feb. 19, 2024 USD ($)	Feb. 19, 2024 KRW (₩)	Aug. 21, 2023 USD ($)	Aug. 21, 2023 KRW (₩)
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Debt to equity conversion price per share	$ 3
Convertible bond purchase agreement [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 1,931,203	₩ 2,500,000,000
Convertible bond purchase agreement [member] | Major ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 926,977	₩ 1,200,000,000	$ 1,004,226	₩ 1,300,000,000